ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current, net	$5,709	$5,558
Non-current, net
Accounts receivable	153	202
Retainer on customer contract	77	70
Billing rights	668	733
Total non-current, net	$898	$1,005
Total	$6,607	$6,563
Non-current billing rights represent unbilled rights from the partnership’s water and wastewater operation in Brazil from revenues earned from the construction on public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
The partnership’s construction operation has a retention balance, which comprises amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in the current accounts and other receivable, net as at June 30, 2024 was $53 million (December 31, 2023: $120 million).